Stock options	9 Months Ended
May 31, 2022
Stock Options
Stock options

18.	Stock options

On October 6, 2021, the Company adopted an amended and restated equity incentive plan (“Omnibus Plan”), which amends and restates the equity incentive plan which was previously established as of July 15, 2020. Under the amendments, there were no changes in the terms of previously issued awards. Under the Omnibus Plan, the total number of common shares reserved and available for grant and issuance pursuant to stock options shall not exceed 10% of the then issued and outstanding shares.

Options may be exercisable over periods of up to 10 years as determined by the Board of Directors of the Company and the exercise price shall not be less than the closing price of the shares on the day preceding the award date, subject to regulatory approval.

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and nine months ended May 31, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)

The following table reflects the continuity of stock options for the nine months ended May 31, 2022, and 2021:

The following tables reflect the stock options issued and outstanding as of May 31, 2022:

		Weighted-average
	Number of stock options	Exercise price	Grant-date fair value	Remaining contractual term
	#	$	$	(yrs.)

Balance, August 31, 2020	253,121	12.73	4.39	4.31
Granted	1,333	7.38	6.24
Expired/Cancelled	(16,694)	20.90	8.56
Balance, May 31, 2021	237,760	12.13	4.40	3.30

Balance, August 31, 2021	692,938	11.64	7.06	4.46
Granted	28,750	5.42	2.44
Expired/Cancelled	(204,236)	11.18	7.21
Balance, May 31, 2022	517,452	11.47	6.74	3.89

Exercisable as of May 31, 2022	186,706	11.38	4.42	2.14

Expiry date	Outstanding options	CAD	Weighted average exercise price USD	Weighted average remaining contractual term (Years)

June 30, 2022	4,428	153.45	118.15	0.08
April 1, 2023	47,499	11.25	7.91	0.84
October 31, 2023	64,997	11.25	7.91	1.42
January 29, 2025	46	106.50	76.43	2.67
August 25, 2025	340	106.50	76.43	3.24
September 23, 2025	11	106.50	76.43	3.32
February 10, 2026	1,434	106.50	76.43	3.70
May 19, 2026	4	106.50	76.43	3.97
May 23, 2026	9	106.50	76.43	3.98
June 24, 2026	240,826	15.04	12.21	4.07
July 1, 2026	10,000	14.87	12.00	4.09
July 2, 2026	48,984	15.08	12.21	4.09
August 20, 2026	20,000	7.78	6.05	4.22
March 3, 2027	1,256	106.50	76.43	4.76
July 31, 2027	133	106.50	76.43	5.17
November 3, 2027	133	106.50	76.43	5.43
November 7, 2029	36,586	7.50	5.38	7.44
December 2, 2030	1,333	9.50	7.38	8.51
June 14, 2031	10,683	14.20	11.69	9.04
November 23, 2031	10,000	12.45	9.82	9.49
December 31, 2026	3,750	3.87	3.05	4.59
January 31, 2027	15,000	3.90	3.07	4.67
	517,452	14.70	11.47	3.89

Of the 517,452 options outstanding as of May 31, 2022 (August 31, 2021 – 692,938), 186,706 are exercisable as of May31, 2022 (August 31, 2021 – 209,950). During the nine months ended May 31, 2022, share-based compensation expense for the Company’s stock options was $2,356,419 (May 31, 2021 – $90,411).

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and nine months ended May 31, 2022 and 2021

(Unaudited)

(Expressed in United States Dollars)